Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2022	2023
Cost:
Office equipment	11,843	8,626
Leasehold improvements(1)	4,211	-
Total cost	16,054	8,626
Less: Accumulated depreciation	(11,041)	(8,122)
Property and equipment, net	5,013	504

(1)	Leasehold improvements of RMB4.2 million was expensed due to the termination of the underlying office lease contract in 2023.

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	Year ended December 31,
	2021	2022	2023
Cost of revenues	3,024	534	358
Research and development expenses	6150	1202	525
Sales and marketing expenses	622	249	415
General and administrative expenses	1,312	339	3,047
Total	11,108	2,324	4,345